Velocity Asset Management, Inc.
                       48 S. Franklin Turnpike, 3rd Floor
                                Ramsey, NJ 07446

                                                     August 10, 2005

Securities and Exchange Commission
450 Fifth Street, N.W., Mail Stop 4561
Washington, D. C. 20549

Attention:        William Friar, Senior Financial Analyst
                  Division of Corporate Finance

         Re:      Velocity Asset Management, Inc.
                  Registration Statement on Form SB-2 (File No. 333-122062
                  --------------------------------------------------------


Ladies and Gentlemen:

         Simultaneous herewith, Velocity Asset Management, Inc. (the "Company") is submitting its request for acceleration of the effective date of the above referenced registration statement. In connection with such request, the undersigned, on behalf of the Company, hereby acknowledges the following:

         1. Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

         2. The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

         3. The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                       Very truly yours,

                                       VELOCITY ASSET MANAGEMENT, INC.


                                       By: /s/ JAMES J. MASTRIANI
                                           -------------------------------------
                                           James J. Mastriani
                                           Chief Financial and Legal Officer